BANK LOAN	12 Months Ended
Jun. 30, 2026
Bank Loan
BANK LOAN

NOTE 11 – BANK LOAN

The bank loan as of June 30, 2024, represented a rolling facility to a maximum principal of $250,000 and was secured by deed of trusts from VRDR, land and building of VEL and a subsidiary who acts as guarantor for the performance of debts. The pledge was released on January 17, 2025, with the disposal of the land and building as mentioned in Note 9, and the full settlement of the loan. The interest on loan was fixed at the rate of 5.25%. per annum.

For the years ended June 30, 2025 and 2024, the interest expense amounted to $10,879 and $13,640 respectively.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)